Related party transactions-Key management personnel compensation (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Related party transactions
Consulting fees	$ 62,502	$ 118,398	$ 125,004	$ 236,796
Salary	303,898	154,667	604,765	298,667
Directors fees	108,087	77,928	248,917	160,478
Stock-based compensation	1,381,681	308,626	3,841,448	1,956,146
Key management personnel compensation	$ 1,856,168	$ 659,619	$ 4,820,134	$ 2,652,087